December 16, 2014

DREYFUS INVESTMENT PORTFOLIOS

- MidCap Stock Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

Supplement to Statement of Additional Information dated May 1, 2014

The following information supplements and supersedes the portfolio manager information contained in the section of the Statement of Additional Information entitled “Certain Portfolio Manager Information”:

The following table lists the number and types of accounts (including the funds) advised by each fund's primary portfolio manager(s) and assets under management in those accounts as of the end of the last fiscal year of the funds they manage, unless otherwise indicated.

Primary Portfolio Manager	Registered Investment Companies	Total Assets Managed	Other Pooled Investment Vehicles	Total Assets Managed	Other Accounts	Total Assets Managed

C. Wesley Boggs	18	$4.2B	17	$698M	52	$7.5B
William Cazalet[1]	23	$4.9B	17	$685M	53	$7.1B
Warren Chiang	18	$4.2B	17	$668M	52	$7.1B
Ronald Gala\	18	$4.2B	17	$668M	52	$7.1B

1               Because Mr. Cazalet became a primary portfolio manager of Dreyfus Investment Portfolios: MidCap Stock Portfolio and The Dreyfus Socially Responsible Growth Fund, Inc. as of December 16, 2014, his information is as of October 31, 2014.

The following table provides information on accounts managed (included within the table above) by each primary portfolio manager that are subject to performance-based advisory fees.

Primary Portfolio Manager	Type of Account	Number of Accounts Subject to Performance Fees	Total Assets of Accounts

C. Wesley Boggs	Other Pooled Investment Vehicles	2	$136.3M
	Other Accounts	9	$699.7M
William Cazalet[1]	Other Pooled Investment Vehicles	2	$151.4M
	Other Accounts	9	$782.7M
Warren Chiang	Other Pooled Investment Vehicles	2	$136.3M
	Other Accounts	9	$699.7M
Ronald Gala	Other Pooled Investment Vehicles	2	$136.3M
	Other Accounts	9	$699.7M

1               Because Mr. Cazalet became a primary portfolio manager of Dreyfus Investment Portfolios: MidCap Stock Portfolio and The Dreyfus Socially Responsible Growth Fund, Inc. as of December 16, 2014, his information is as of October 31, 2014.

The following table lists the dollar range of fund shares beneficially owned by the primary portfolio manager(s) as of the end of the fund's last fiscal year, unless otherwise indicated.

Primary Portfolio Manager	Fund	Dollar Range of Fund Shares Beneficially Owned

C. Wesley Boggs	MSP	None
	DSRGF	None
William Cazalet	MSP[1]	None
	DSRGF[1]	None
Warren Chiang	MSP	None
	DSRGF	None
Ronald Gala	MSP	None
	DSRGF	None

1               Because Mr. Cazalet became a primary portfolio manager of Dreyfus Investment Portfolios: MidCap Stock Portfolio and The Dreyfus Socially Responsible Growth Fund, Inc. as of December 16, 2014, his information is as of October 31, 2014.